CONSOLIDATED STATEMENTS OF PREFERRED STOCK AND SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income (loss), taxes	$ 880	$ (308)	$ (280)
Share issuance costs, tax benefit			1,703
Exercise of share options, income tax benefit			$ 480